Filed Pursuant to Rule 497(c)
1933 Act File No. 333-201530
1940 Act File No. 811-23024

On behalf of Pacer Funds Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement to the Prospectus and Statement of Additional Information dated December 14, 2015, for the Pacer Trendpilot™ European Index ETF, Pacer Autopilot Hedged European Index ETF, Pacer Global High Dividend ETF and Pacer International Export Leaders ETF which was filed pursuant to Rule 497(c) on December 14, 2015.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary provided in the 497(c) filing (Accession Number 0000894189-15-006339).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE